Derivatives - Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)		₩ (2,718)		₩ (267,323)		₩ 713,316
Gains and losses on fair value hedges (hedging instruments)		(2,486)		277,571		(747,042)
Hedge ineffectiveness recognized in profit or loss		(5,204)	[1]	10,248	[1]	(33,726)
Interest rate swap
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	(45,264)		(271,425)		697,330
Gains and losses on fair value hedges (hedging instruments)	[2]	42,787		282,835		(728,397)
Foreign Exchange Risk
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	44,094		4,102		20,748
Gains and losses on fair value hedges (hedging instruments)	[2]	(46,382)		(5,264)		(22,056)
Other price risk [member]
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)		(1,548)
Gains and losses on fair value hedges (hedging instruments)		1,109
Hedge ineffectiveness recognized in profit or loss		(439)
Interest rate risk
Gain or loss on fair value hedges [Line Items]
Hedge ineffectiveness recognized in profit or loss	[2]	(2,477)	[1]	11,410	[1]	(31,067)
Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Hedge ineffectiveness recognized in profit or loss	[2]	₩ (2,288)	[1]	₩ (1,162)	[1]	(1,308)
Commodity price risk
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)						(4,762)
Gains and losses on fair value hedges (hedging instruments)						3,411
Hedge ineffectiveness recognized in profit or loss	[1]					₩ (1,351)

[1]	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.
[2]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities.